LOANS PAYABLE AND LONG TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2016
Schedule Of Loans Payable And Long Term Debt [Table Text Block]
Loans payable and long term debt consisted of the following:

	March 31, 2016		March 31, 2015
	Current	Long- Term	Current	Long- Term
Equipment and Insurance financing loans payable	$342,945	$520,827	$265,165	$560,338

Deferred Rent-135 Ludlow Ave Lease (see note 9)		19,528		42,524

Lease termination costs – 135 Ludlow Ave lease (see note 9)	—	27,896	—	26,275

TOTAL	$342,945	$568,251	$265,165	$629,137

Secured Debt [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]	Loan principal payments for the next five years are as follows:
YEAR ENDING MARCH 31,	AMOUNT
2017	$342,945
2018	199,164
2019	174,229
2020	129,476
2021	17,958
Thereafter	—
$863,772